CONSOLIDATED STATEMENTS OF OPERATIONS (Parentheticals) ¥ in Thousands	12 Months Ended
Dec. 31, 2024 CNY (¥)
CONSOLIDATED STATEMENTS OF OPERATIONS
Gain on deconsolidation of subsidiaries, tax	¥ 0